Supplemental Cash Flow Information (Tables)	6 Months Ended
Jul. 31, 2024
Supplemental Cash Flow Information
Schedule of cash flow changes in operating asset and liabilities

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023
Trade accounts receivable	(3,466)	(6,051)	(992)	(9,170)
Other accounts receivable	(4,394)	(1,742)	(601)	(2,782)
Prepaid expenses and other	(2,135)	2,198	(6,721)	(1,542)
Inventory	321	385	201	365
Accounts payable	1,841	(367)	3,249	659
Accrued liabilities	(24,540)	782	(21,649)	2,431
Income taxes payable	(40)	(752)	1,416	(1,469)
Operating leases	(185)	(99)	(216)	(118)
Deferred revenue	6,159	10,260	8,517	15,856
	(26,439)	4,614	(16,796)	4,230